Risk Management (Details 15) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Undiscounted cash flows for derivatives
Differential of swaps payable	R$ 11,916,732	R$ 14,813,012
Non-deliverable forwards	425,213	514,607
Purchased	356,575	152,353
Sold	68,638	362,254
Premiums of options	1,532,251	1,645,350
Other	482,370
Adjustment payables - future	23,676	21,283
Total of derivative liabilities	14,380,242	16,994,252
1 to 30 days
Undiscounted cash flows for derivatives
Differential of swaps payable	2,464,064	1,302,578
Non-deliverable forwards	90,835	96,680
Purchased	79,986	14,062
Sold	10,849	82,618
Premiums of options	361,740	1,001,464
Other	153,047
Adjustment payables - future	23,676	21,283
Total of derivative liabilities	3,093,362	2,422,005
31 to 180 days
Undiscounted cash flows for derivatives
Differential of swaps payable	385,676	464,191
Non-deliverable forwards	115,400	141,438
Purchased	80,476	17,695
Sold	34,924	123,743
Premiums of options	33,437	20,355
Other	115,947
Adjustment payables - future	0	0
Total of derivative liabilities	650,460	625,984
181 to 360 days
Undiscounted cash flows for derivatives
Differential of swaps payable	510,465	6,428,914
Non-deliverable forwards	151,731	250,176
Purchased	129,615	101,869
Sold	22,116	148,307
Premiums of options	114,228	127,983
Other	150,988
Adjustment payables - future	0	0
Total of derivative liabilities	927,412	6,807,073
1 to 5 years
Undiscounted cash flows for derivatives
Differential of swaps payable	7,826,017	6,266,955
Non-deliverable forwards	67,247	25,676
Purchased	66,498	18,090
Sold	749	7,586
Premiums of options	956,353	123,491
Other	62,388
Adjustment payables - future	0	0
Total of derivative liabilities	8,912,005	6,416,122
More than 5 years
Undiscounted cash flows for derivatives
Differential of swaps payable	730,510	350,374
Non-deliverable forwards	0	637
Purchased	0	637
Sold	0	0
Premiums of options	66,493	372,057
Other	0
Adjustment payables - future	0	0
Total of derivative liabilities	R$ 797,003	R$ 723,068